Financial instruments (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments Details
Balance, start of the year fair value of US$ Warrants	1,238,000	241,000
Value attributed to US$ Warrants issued in the 2012 Financings (see note 7 (iii))			409,143
Transfer to common shares upon exercise of US$ Warrants in the year	(1,280,800)	(374,500)
Increase (decrease) in fair value during the year	42,800	1,371,500	(168,143)
Fair value of US$ Warrants, end of the year		1,238,000	241,000